Personnel expenses and employee information (Tables)	12 Months Ended
Dec. 31, 2021
Compensation Related Costs [Abstract]
Personnel Expenses for All Payroll Employees
Personnel expenses for all payroll employees were as follows:

Year ended December 31 (€, in millions)	2019	2020	2021
Wages and salaries	2,124.4	2,519.6	2,842.7
Social security expenses	181.9	208.1	249.8
Pension and retirement expenses	152.5	182.6	229.2
Share-based payments	74.6	53.9	117.5
Personnel expenses	2,533.4	2,964.2	3,439.2

Average Number of Payroll Employees in FTEs	The average number of payroll employees in FTEs was:

Average number of payroll employees in FTEs	2019	2020	2021
Netherlands	11,376	12,812	14,222
Worldwide	22,192	24,727	28,223

Total Number of Payroll and Temporary Personnel Employed in FTE's Per Sector
The total number of payroll and temporary employees as of December 31 in FTEs per sector was:

Year ended December 31 (in FTE)	2019	2020	2021
Customer Support	5,953	6,429	7,485
Manufacturing and Supply Chain Management	5,933	7,680	8,237
Strategic Supply Management	326	346	707
General & Administrative	1,898	2,061	2,761
Sales and Mature Products and Services	624	744	766
Research & Development	10,166	10,813	12,060
Total	24,900	28,073	32,016
Less: Temporary employees	1,681	1,459	2,155
Payroll employees	23,219	26,614	29,861

Schedule of Short-Term Incentives
The STI bonus expenses for the Board of Management and other employees were as follows:

Year ended December 31 (€, in millions)	2019	2020	2021
Board of Management	5.1	5.4	4.4
Former Board of Management	—	—	0.2
Other employees	269.1	402.5	423.5
Total STI bonus expenses	274.2	407.9	428.1